Income Taxes (Reconciliation Of Income Tax Expense Based On Federal Statutory Rate To Amount Per Effective Tax Rate) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Taxes computed at federal statutory rate	$ 5,223	$ 5,299	$ 6,934
State and local income taxes - net of federal income tax benefit	738	509	416
Enactment date and measurement period adjustments from the Act	(718)	(20,271)	0
Tax on foreign investments	(466)	73	168
Mexico restructuring	0	0	(471)
Other - net	143	(318)	(568)
Total	$ 4,920	$ (14,708)	$ 6,479
Effective Tax Rate	19.80%	(97.20%)	32.70%
Statutory federal income tax rate	21.00%	35.00%	35.00%